Reverse Recapitalization with AGBA Acquisition Limited (Details) - $ / shares						9 Months Ended			12 Months Ended
		Nov. 07, 2023	Mar. 21, 2023	Nov. 14, 2022	Nov. 09, 2022	Sep. 30, 2024	Sep. 30, 2023	[1]	Dec. 31, 2023	Apr. 30, 2024	Mar. 31, 2024	May 22, 2023	Dec. 31, 2022	Jan. 18, 2022
Reverse Recapitalization with AGBA Acquisition Limited [Line Items]
Public and private rights									4,825,000
Converted to ordinary shares				482,500
Issuance of ordinary shares to settle finder fee									3,557,932
Ordinary shares issued											1,900,000			1
Shares reserved									1,665,000
Holdback shares percentage				3.00%					3.00%
Ordinary shares issued									58,376,985
Ordinary shares outstanding									58,376,985
Warrants outstanding													225,000
Shares purchase price (in Dollars per share)										$ 0.001
Redemption price (in Dollars per share)					$ 0.45
Price per share (in Dollars per share)					0.15				$ 16.5
Reduction price (in Dollars per share)					0.1
AGBA [Member]
Reverse Recapitalization with AGBA Acquisition Limited [Line Items]
Issuance of ordinary shares to settle payables									792,334
Apex Twinkle Limited [Member]
Reverse Recapitalization with AGBA Acquisition Limited [Line Items]
Issuance of ordinary shares to settle finder fee			2,173,913			484,125			555,000
TAG [Member]
Reverse Recapitalization with AGBA Acquisition Limited [Line Items]
Ordinary shares issued									53,835,000
Warrants outstanding									4,825,000
Shares purchase price (in Dollars per share)					$ 0.45
Meteora Backstop Agreement [Member]
Reverse Recapitalization with AGBA Acquisition Limited [Line Items]
Issuance of ordinary shares to settle finder fee					2,500,000
Ordinary shares issued					2,500,000
Shares purchase price (in Dollars per share)					$ 0.12
Ordinary Shares [Member]
Reverse Recapitalization with AGBA Acquisition Limited [Line Items]
Issuance of ordinary shares to settle payables	[1]					3,558,319
Issuance of ordinary shares to settle finder fee		7,349,200					806,068
Ordinary shares issued												946,100
Shares purchase price (in Dollars per share)									$ 0.7
Ordinary Shares [Member] | AGBA Group Holding Ltd. [Member]
Reverse Recapitalization with AGBA Acquisition Limited [Line Items]
Converted to ordinary shares									482,500

[1]	Giving retroactive effect to the forward stock split and reverse stock split (see Note 14).